COMMITMENTS (Details)	Dec. 31, 2023 ARS ($)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 5,286,581
Contractual commitment to purchase limestone	2,500,000
Provision of natural gas commitment	65,227,000,000
Electrical energy consumption commitment annual payment	91,300,000,000
2024
Disclosure of commitments [line items]
Provision of natural gas commitment	31,352,000,000
2025
Disclosure of commitments [line items]
Provision of natural gas commitment	22,332,000,000
2026
Disclosure of commitments [line items]
Provision of natural gas commitment	8,811
2027
Disclosure of commitments [line items]
Provision of natural gas commitment	2,732,000,000
2028
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	11,425,000,000
2029
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 34,175,000,000